Share Capital, Warrants and Options (Details Narrative)			3 Months Ended
	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 13, 2020 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($) Option Int $ / shares shares	Mar. 31, 2020 CAD ($) Option $ / shares shares	Mar. 23, 2021 shares	Dec. 31, 2020 CAD ($) shares
Issue of Equity [Line items]
Share capital issued through exercise of warrants			$ 665,000
Share capital issued through exercise of warrants, shares | shares
Common stock, share issued | shares					251,000
Expected dividend yield			0.00%	0.00%
Risk-free interest rate			0.93%	1.21%
Expected volatility			127.83%	121.55%
Eligible exploration expenditures			$ 39,168,000			$ 39,103,000
Trade payables			7,500
Transfer to deficit for expired options and warrants			97,953	$ 199,971
Expense from share-based payment transactions on grant of options			837,444	884,247
Transfer to common share capital for expired warrants			$ 242,901
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted			5 years	5 years
Number of stock option granted | Option			3,185,000	6,650,000
Stock options exercisable price per share | $ / shares			$ 0.32	$ 0.16
Maximum [Member]
Issue of Equity [Line items]
Percentage of beneficially owns, issued and outstanding			10.00%
Number of votes per share at meeting of holders of preference shares | Int			1
Period from date of issuance when shares become convertible			6 months
Period of notice to convert shares			10 days
Period of options granted			10 years
Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Warrant description	Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Share issuance costs in cash	$ 124,222
Finder's fee paid in common share purchase warrant | shares	588,154
Exercise price of warrant | $ / shares	$ 0.09
Fair value of warrants issued	$ 716,055
Expected life	2 years
Expected dividend yield	0.00%
Non Brokered Private Placement [Member] | Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate	0.28%
Expected volatility	158.00%
Non Brokered Private Placement [Member] | Minimum [member]
Issue of Equity [Line items]
Risk-free interest rate	0.31%
Expected volatility	158.53%
Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued	$ 18,547
Non Brokered Private Placement [Member] | First Tranche [Member]
Issue of Equity [Line items]
Number of units issued | shares		15,481,077
Price of unit issued | $ / shares		$ 0.07
Total gross proceeds		$ 1,083,675
Non Brokered Private Placement [Member] | Second And Final Tranche [Member]
Issue of Equity [Line items]
Number of units issued | shares	5,661,780
Price of unit issued | $ / shares	$ 0.07
Total gross proceeds	$ 396,325
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital | shares			100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Share capital issued through exercise of warrants, shares | shares			6,278,219
Common stock, share issued | shares			116,111,867	88,690,791		109,833,648
Common stock, shares outstanding | shares			116,111,867	88,690,791		109,833,648
Share capital			$ 90,534,000			$ 89,627,000
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Common stock, shares outstanding | shares			590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Share capital			$ 591,000			$ 591,000
Conversion value of share | $ / shares			$ 1
Factor by which number of shares on conversion is calculated | $ / shares			$ 9.00